OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM OBLIGATIONS

13. OTHER LONG-TERM OBLIGATIONS

The Company entered into certain software, license and technology agreements for acquired intangible asset which are to be settled by installment payments. Installments payable as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010		2011
	Face value	Carrying amounts	Face value	Carrying amounts
Maturity
2011	$3,187,461	$3,134,113	$—	$—
2012	449,743	411,546	839,236	816,307
2013	750,000	672,166	948,391	895,510
2014	1,500,000	1,275,458	1,500,000	1,344,332
2015	1,500,000	1,210,112	1,500,000	1,275,458
After 2015	2,500,000	1,913,522	2,500,000	2,016,853
	$9,887,204	$8,616,917	$7,287,627	$6,348,460
Less: Current portion of other long-term obligations	(3,187,461)	(3,134,113)	(839,236)	(816,307)
Non-current portion of other long-term obligations	$6,699,743	$5,482,804	$6,448,391	$5,532,153

These other long-term obligations were interest free and their fair value as of December 31, 2010 and 2011 is disclosed in Note 7.

The average discount rates used to determine the carrying amounts during the year ended December 31, 2010 and 2011 were 5.85% and 6.65% per annum, respectively.

The current portion of other long-term obligations is recorded as part of “accounts payable” on the balance sheet.

Accretion to the carrying amounts amounted to $191,210, $346,777 and $352,876 for the years ended December 31, 2009, 2010 and 2011, respectively, and was recorded under interest expense.